Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

Note 11. Debt

On September 30, 2016, in connection with the Separation, the Company entered into a Credit Agreement (the “Credit Agreement”) by and among the Company, the lenders party thereto from time to time and JPMorgan Chase Bank, N.A., as administrative agent. The Credit Agreement provides for (i) a new senior secured term loan B facility in an aggregate principal amount of $350.0 million (the “Term Loan Credit Facility”) and (ii) a new first lien senior secured revolving credit facility in an aggregate principal amount of $300.0 million (the “Revolving Facility,” and, together with the Term Loan Credit Facility, the “Credit Facilities”). The Credit Agreement contains a number of covenants, including a minimum Interest Coverage Ratio and a maximum Leverage Ratio, as defined in and calculated pursuant to the Credit Agreement, that, in part, restrict the Company’s ability to incur additional indebtedness, create liens, engage in mergers and consolidations, make restricted payments and dispose of certain assets. The Credit Agreement generally allows annual dividend payments of up to $15.0 million in the aggregate. As of March 31, 2017, there were $20.0 million of outstanding borrowings under the Revolving Facility.

Borrowings under the Term Loan Credit Facility were used to provide $340.2 million of cash to RRD, pursuant to the Separation Agreement, as of September 30, 2016. The remainder of the net proceeds was used for general corporate purposes.

On September 30, 2016, also in connection with the Separation, the Company issued $300.0 million of 8.25% senior unsecured notes due October 15, 2024 (the “Notes”). Interest on the Notes is payable semi-annually on April 15 and October 15, commencing on April 15, 2017. The issuance of the Notes was part of a debt exchange that resulted in the settlement of certain of RRD’s bonds. The Notes were issued pursuant to an indenture where certain wholly-owned domestic subsidiaries of the Company guarantee the Notes (the “Guarantors”). The Notes are jointly and severally guaranteed, on an unsecured basis, by the Guarantors, which are comprised of each of the Company’s existing and future direct and indirect wholly-owned U.S. subsidiaries that guarantee the Company’s obligations under the Credit Facilities. The Notes are not guaranteed by the Company’s foreign subsidiaries or unrestricted subsidiaries. The Notes and the related guarantees will be the Company and the Guarantors’, respective, senior unsecured obligations and will rank equally in right of payment to all present and future senior debt, including the obligations under the Company’s Credit Facilities, senior in right of payment to all present and future subordinated debt, and effectively subordinated in right of payment to any of the Company and the Guarantors’ secured debt, to the extent of the value of the assets securing such debt. The indenture governing the Notes contains certain covenants applicable to the Company and its restricted subsidiaries, including limitations on: (1) liens; (2) indebtedness; (3) mergers, consolidations and acquisitions; (4) sales, transfers and other dispositions of assets; (5) loans and other investments; (6) dividends and other distributions, stock repurchases and redemptions and other restricted payments; (7) restrictions affecting subsidiaries; (8) transactions with affiliates; and (9) designations of unrestricted subsidiaries. Each of these covenants is subject to important exceptions and qualifications.

In connection with the offering of the Notes, the Company entered into a registration rights agreement, dated as of September 30, 2016 (the “Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement with the SEC with respect to an offer to exchange the Notes for registered notes. In certain circumstances, the Company may be required to file a shelf registration statement with the SEC registering the resale of the Notes by the holders thereof, in lieu of an exchange offer to such holders. On March 10, 2017, the Company filed a Registration Statement on Form S-4 (as amended, the “Exchange Offer Registration Statement”) to offer to exchange the Notes for registered notes which have terms identical in all material respects to the Notes except that the registered notes are not subject to transfer restrictions or registration rights. The Exchange Offer Registration Statement was declared effective by the SEC on March 22, 2017. An exchange offer for the Notes was launched on March 22, 2017 and settled on April 25, 2017, resulting in the exchange of $299.9 million aggregate principal amount of outstanding Notes for registered notes.

The Company’s debt as of March 31, 2017 and December 31, 2016 consisted of the following:

	March 31, 2017	December 31, 2016
Term Loan Credit Facility	$298.4	$298.3
8.25% senior notes due October 15, 2024	300.0	300.0
Borrowings under the Revolving Facility	20.0	—
Unamortized debt issuance costs	(10.9)	(11.3)

Total debt	607.5	587.0
Less: current portion	—	—

Long-term debt	$607.5	$587.0

The fair value of the senior notes, which was determined using the market approach based upon interest rates available to the Company for borrowings with similar terms and maturities, were determined to be Level 2 under the fair value hierarchy. The fair value of the Company’s debt was greater than its book value by approximately $5.5 million and $7.1 million at March 31, 2017 and December 31, 2016, respectively.

The weighted average interest rate on borrowings under the Revolving Facility was 4.2% at March 31, 2017.

Pursuant to the Separation and Distribution Agreement, the Company received a cash payment of $68.0 million from RRD on April 3, 2017. The proceeds were used to reduce outstanding debt under the Term Loan Credit Facility.

Note 13. Debt

The Company’s debt as of December 31, 2016 and 2015 consisted of the following:

	2016	2015
Term Loan Credit Facility	$298.3	$—
8.25% senior notes due October 15, 2024	300.0	—
Other	—	8.8
Unamortized debt issuance costs	(11.3)	—

Total debt	587.0	8.8
Less: current portion	—	(8.8)

Long-term debt	$587.0	$—

The fair value of the senior notes, which was determined using the market approach based upon interest rates available to the Company for borrowings with similar terms and maturities, were determined to be Level 2 under the fair value hierarchy. The fair value of the Company’s debt was greater than its book value by approximately $7.1 million at December 31, 2016.

On September 30, 2016, in connection with the Separation, the Company entered into a Credit Agreement (the “Credit Agreement”) by and among the Company, the lenders party thereto from time to time and JPMorgan Chase Bank, N.A., as administrative agent. The Credit Agreement provides for (i) a new senior secured term loan B facility in an aggregate principal amount of $350.0 million (the “Term Loan Credit Facility”) and (ii) a new first lien senior secured revolving credit facility in an aggregate principal amount of $300.0 million (the “Revolving Facility,” and, together with the Term Loan Credit Facility, the “Credit Facilities”). The Credit Agreement contains a number of covenants, including a minimum Interest Coverage Ratio and a maximum Leverage Ratio, as defined in and calculated pursuant to the Credit Agreement, that, in part, restrict the Company’s ability to incur additional indebtedness, create liens, engage in mergers and consolidations, make restricted payments and dispose of certain assets. The Credit Agreement generally allows annual dividend payments of up to $15.0 million in the aggregate. As of December 31, 2016, there were no borrowings under the Revolving Facility.

Borrowings under the Term Loan Credit Facility were used to provide $340.2 million of cash to RRD, pursuant to the Separation Agreement, as of September 30, 2016. The remainder of the net proceeds was used for general corporate purposes.

On September 30, 2016, also in connection with the Separation, the Company issued $300.0 million of 8.25% senior unsecured notes due October 15, 2024 (the “Notes”). Interest on the Notes is payable semi-annually on April 15 and October 15, commencing on April 15, 2017. The issuance of the Notes was part of a debt exchange that resulted in the settlement of certain of RRD’s bonds. The Notes were issued pursuant to an indenture where certain wholly-owned domestic subsidiaries of the Company guarantee the Notes (the “Guarantors”). The Notes are jointly and severally guaranteed, on an unsecured basis, by the Guarantors, which are comprised of each of the Company’s existing and future direct and indirect wholly-owned U.S. subsidiaries that guarantee the Company’s obligations under the Credit Facilities. The Notes are not guaranteed by the Company’s foreign subsidiaries or unrestricted subsidiaries. The Notes and the related guarantees will be the Company and the Guarantors’, respective, senior unsecured obligations and will rank equally in right of payment to all present and future senior debt, including the obligations under the Company’s Credit Facilities, senior in right of payment to all present and future subordinated debt, and effectively subordinated in right of payment to any of the Company and the Guarantors’ secured debt, to the extent of the value of the assets securing such debt. The indenture governing the Notes contains certain covenants applicable to the Company and its restricted subsidiaries, including limitations on: (1) liens; (2) indebtedness; (3) mergers, consolidations and acquisitions; (4) sales, transfers and other dispositions of assets; (5) loans and other investments; (6) dividends and other distributions, stock repurchases and redemptions and other restricted payments; (7) restrictions affecting subsidiaries; (8) transactions with affiliates; and (9) designations of unrestricted subsidiaries. Each of these covenants is subject to important exceptions and qualifications.

In connection with the offering of the Notes, the Company entered into a registration rights agreement, dated as of September 30, 2016 (the “Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement with the SEC with respect to an offer to exchange the Notes for registered notes which will have terms identical in all material respects to the Notes except that the registered notes will not contain terms that provide for restrictions on transfer, and use its reasonable best efforts to cause the exchange offer registration statement to be declared effective by the SEC by June 27, 2017. In certain circumstances, the Company may be required to file a shelf registration statement with the SEC registering the resale of the Notes by the holders thereof, in lieu of an exchange offer to such holders. The Company will be required to pay specified additional interest on the Notes if it fails to comply with its registration obligations under the Registration Rights Agreement.

During the third quarter of 2016, the Company settled an intercompany note payable with RRD. Refer to Note 20, Related Parties for further details.

As of December 31, 2016, the Company had $1.4 million in outstanding letters of credit and bank guarantees, of which $0.9 million were issued under the Revolving Facility. The letters of credit used under the Revolving Facility did not reduce availability under the Revolving Facility as of December 31, 2016, as the amounts issued were less than the reduction in availability from the Leverage Ratio covenant.

At December 31, 2016, the future maturities of debt were as follows:

Amount
2017	$—
2018	—
2019	6.9
2020	17.5
2021	17.5
2022 and thereafter	558.1

Total(a)	$600.0

(a)	Excludes unamortized debt issuance costs of $11.3 million and a discount of $1.7 million which do not represent contractual commitments with a fixed amount or maturity date.

The following table summarizes interest expense included in the Consolidated and Combined Statements of Operations:

	2016	2015	2014
Interest incurred	$12.2	$1.1	$1.5
Less: interest capitalized as property, plant and equipment	(0.5)	—	—

Interest expense, net	$11.7	$1.1	$1.5

Interest paid, net of interest received, was $4.8 million, $1.1 million and $1.5 million in 2016, 2015 and 2014, respectively.